UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2026

MFS®  Municipal
Income Trust
MFM-SEM

MFS® Municipal
Income Trust
New York Stock Exchange Symbol: MFM
Welcome Letter from Aberdeen	Enclosed

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Dear Investor,

Welcome to Aberdeen Investments.

We are pleased to welcome you as a shareholder of an Aberdeen closed-end fund. In connection with a previously announced transaction, and with the approval by shareholders of each respective fund, several MFS closed-end funds were reorganized into Aberdeen Municipal Income Fund (MFM) after the close of regular business on June 5, 2026.

What This Means for You

The reorganization brings together a broader mix of municipal investments, which may provide increased diversification across issuers, sectors, and geographies within the municipal market.

These changes are intended to strengthen your investment by creating a significantly larger fund, with potential benefits including improved economies of scale, enhanced trading and investment efficiencies, and stronger long-term growth potential.

Your Fund is managed by Aberdeen’s U.S. Municipal Fixed Income team, a dedicated group of investment professionals with experience managing municipal closed-end funds. Day-to-day portfolio management is led by Investment Director Miguel Laranjeiro, with support from Jonathan Mondillo, Global Head of Fixed Income. Together, they apply a disciplined investment philosophy and established investment process aligned with your Fund’s objectives.

Our Commitment

We are focused on making this transition as seamless as possible while continuing to serve your investment needs with the highest level of expertise and care. Our approach combines rigorous research, global market insights, and a commitment to delivering consistent outcomes for investors.

About Aberdeen Investments

Aberdeen is a leading global asset manager dedicated to creating long-term value for our clients. As of March 31, 2026, we manage over $506 billion in assets on behalf of institutional and retail clients worldwide. Our global footprint enables us to stay closely connected to our clients and the challenges they face. We bring capabilities across asset classes, regions, and markets, helping investors identify opportunities and navigate an evolving financial landscape.

We’re Here to Help

To learn more about your investment and our full range of U.S. closed-end funds, please visit our Closed-End Fund Investor Center to access the Fund’s prospectus, shareholder reports, and other important information.

If you have any questions about these changes or your investment, our Investor Relations team is here to help:

•Phone: 1-800-522-5465

•Email: Investor.Relations@aberdeenplc.com

Alan Goodson

President

Important Information:

Municipal securities can be affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

Closed-end funds are traded on the secondary market through one of the stock exchanges. The Fund’s investment return and principal value will fluctuate so that an investor’s shares may be worth more or less than the original cost. Shares of closed-end funds may trade above (a premium) or below (a discount) the net asset value (NAV) of the fund’s portfolio. There is no assurance that the Fund will achieve its investment objective. Past performance does not guarantee future results.

This communication is for informational purposes only and is not an offer to sell or a solicitation of an offer to buy any securities.

Portfolio Composition
Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue - Hospitals	20.9%
Healthcare Revenue - Long Term Care	16.9%
Miscellaneous Revenue - Other	10.9%
Universities - Secondary Schools	10.9%
Airport Revenue	10.2%
Multi-Family Housing Revenue	7.1%
Universities - Colleges	7.1%
Utilities - Other	5.9%
Tax Assessment	4.3%
Tax - Other	3.7%
Composition including fixed income credit quality (a)(i)
AAA	0.5%
AA	19.7%
A	31.6%
BBB	29.0%
BB	15.3%
B	1.8%
CCC	2.1%
CC	0.6%
Not Rated	34.0%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents (Less Liabilities) (b)	(34.6)%
Portfolio facts
Average Duration (d)	10.5
Average Effective Maturity (m)	21.1 yrs.

(a)
 For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or

Portfolio Composition - continued
may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)
 Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of the aggregate liquidation preference of the remarketable variable rate munifund term preferred shares (RVMTP shares) issued by the fund. Cash & Cash Equivalents (Less Liabilities) is negative due to the aggregate liquidation value of RVMTP shares. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 8 in the Notes to Financial Statements for more information on the RVMTP shares issued by the fund.
(d)
 Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about
5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any. This calculation is based on net assets applicable to common shares as of April 30, 2026.
(i)
 For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)
 In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of April 30, 2026.
(o)
 Less than 0.1%.
Percentages are based on net assets applicable to common shares as of April 30, 2026.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2022	Investment Officer of MFS; employed in the investment management area of MFS since 1999.
Jason Kosty	Portfolio Manager	2021	Investment Officer of MFS; employed in the investment management area of MFS since 2014.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 131.8%
Alabama – 3.3%
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	$115,000	$124,569
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	150,000	150,082
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	190,080
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	275,477
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	285,000	278,257
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	840,000	853,612
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	3,250,000	3,405,065
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	515,000	538,467
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), “A”, 6%, 1/01/2060	780,000	665,180
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), Capital Appreciation, “B”, 0%, 1/01/2060	164,273	8,588
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	325,000	336,016
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,240,000	1,294,386
		$8,119,779
Alaska – 0.8%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$125,085
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	180,107
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.25%, 12/01/2045	290,000	304,778
Alaska Municipal Bond Bank Authority, General Obligation Refunding, “2”, 5.5%, 12/01/2050	440,000	459,812
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	400,000	414,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Alaska – continued
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	$3,950,000	$447,088
		$1,931,470
Arizona – 5.3%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	$100,000	$92,009
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	155,000	139,255
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	80,000	77,046
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	35,000	35,086
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	200,000	183,339
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	70,000	70,173
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	65,000	61,159
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	60,000	55,002
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	305,000	297,955
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	105,000	101,570
Arizona Industrial Development Authority, Education Rev. (KIPP NYC Public Charter Schools - Jerome Facility Project), “B”, 4%, 7/01/2051	1,145,000	939,804
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	360,000	315,849
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	15,000	14,844
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	30,000	30,096
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	45,000	41,204
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	115,000	106,754
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	490,000	420,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	$100,000	$96,643
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	275,000	264,657
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	1,815,000	1,844,830
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	65,000	63,005
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	80,000	80,834
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	240,000	220,060
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	656,711
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	525,000	494,701
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	240,000	240,039
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	80,000	80,013
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	380,000	366,839
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	190,000	181,214
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2034	785,000	785,484
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2036	100,000	100,195
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2044	530,000	530,416
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2046	150,000	149,995
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2035 (n)	310,000	310,127
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2045 (n)	340,000	327,816
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	870,000	515,712
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	500,000	343,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	$40,000	$40,009
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	95,000	91,659
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	75,000	69,912
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	160,000	159,741
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	690,000	520,015
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	720,000	764,375
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	250,000	215,918
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	520,000	497,078
		$12,993,313
Arkansas – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	$135,000	$135,004
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	15,000	14,489
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	125,000	79,294
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5.25%, 3/01/2053	1,225,000	1,273,121
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	230,175
		$1,732,083
California – 6.6%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$2,125,000	$539,545
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	100,000	104,543
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,085,000	2,206,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	$1,329,597	$1,343,687
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	210,000	251,224
California Municipal Finance Authority Rev. (Clay Lacy Aviation Facilities-John Wayne Airport, Orange County Project), 5%, 1/01/2041 (w)	250,000	250,514
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	170,000	170,888
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	170,000	170,712
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	160,000	160,389
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	390,000	293,075
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	265,000	266,735
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	130,000	124,298
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	205,000	175,689
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	750,000	8,437
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	960,836	10
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	55,000	55,148
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	55,000	54,762
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	615,000	840,836
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	670,000	616,748
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	250,000	252,542
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	255,000	252,402
California School Finance Authority, School Facility Rev. (Alliance for College - Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	180,000	180,003
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	190,013
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	99,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	$190,000	$190,579
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	385,000	392,195
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	855,000	855,330
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	585,000	585,029
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (z)	175,000	175,138
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (z)	115,000	113,197
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	165,000	122,337
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	355,000	357,699
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	300,000	317,552
River Islands, CA, Public Finance Authority Improvement Area No. 1, Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	585,000	615,286
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.75%, 5/01/2048	1,475,000	1,591,822
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5.5%, 5/01/2055	950,000	1,009,421
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	915,000	810,310
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	935,000	457,286
		$16,201,420
Colorado – 2.7%
Broomfield, CO, Midcities Metropolitan District No. 2, Special Rev., AGM, 4%, 12/01/2046	$1,004,000	$944,070
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	75,087
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	85,000	65,475
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	220,000	150,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	$170,000	$163,362
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	735,000	757,441
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	225,000	193,354
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	370,000	363,604
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043 (a)(d)	400,000	220,000
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	240,000	218,230
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	220,000	193,010
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	55,000	56,264
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	205,000	205,172
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	155,000	154,588
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	680,000	628,285
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	175,060
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	160,000	170,238
Denver, CO, Multi-Family Housing Authority Rev. (FLO Senior Apartment Project), “A”, 4.5%, 7/01/2041	820,000	824,152
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 4.5%, 12/01/2049	199,000	192,241
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	522,000	483,978
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	340,000	350,775
		$6,584,435
Connecticut – 1.6%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$210,000	$215,355
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	210,000	215,355
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2044 (n)	955,000	929,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	$230,000	$211,618
Connecticut Mohegan Tribal Finance Authority, Economic Development, 7%, 2/01/2045 (n)	1,640,000	1,653,519
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	530,000	542,182
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	235,000	242,899
		$4,010,409
Delaware – 0.5%
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$260,000	$260,044
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	355,000	358,272
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	180,000	176,467
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	115,000	109,138
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	105,000	96,725
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	140,000	126,715
		$1,127,361
District of Columbia – 1.0%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$280,000	$295,707
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5.75%, 6/01/2054 (n)	250,000	234,179
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2056 (n)	280,000	232,363
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2061 (n)	625,000	510,434
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 5.5%, 10/01/2044	430,000	475,857
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 4.5%, 10/01/2053	815,000	767,811
		$2,516,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – 11.0%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	$60,000	$60,047
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	145,107
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5%, 5/01/2044	100,000	101,512
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	325,000	335,514
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	660,000	663,157
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	220,000	186,569
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	255,000	258,155
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	100,000	99,850
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	120,000	111,912
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	130,000	132,592
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	240,000	235,255
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	950,000	861,836
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	110,000	104,533
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	100,000	91,949
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	1,000,000	898,859
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	100,000	95,640
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	2,000,000	1,964,273
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	82,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	$110,000	$110,156
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	185,000	185,113
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	180,000	166,007
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2050 (n)	135,000	119,994
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Projects), “A”, 6%, 6/15/2037 (n)	135,000	135,875
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Projects), “A”, 6.125%, 6/15/2047 (n)	350,000	348,883
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	520,000	480,257
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	465,000	342,805
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	500,000	502,749
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	300,000	291,870
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	170,000	166,847
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	350,000	334,878
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	390,000	348,607
Florida Local Government Finance Commission, Anticipation Notes Rev. (Sanctuary at Village on the Isle Project), “A”, 11%, 12/22/2030	300,000	311,261
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	860,000	867,713
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	340,000	355,029
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048	1,525,000	1,593,249
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	295,000	301,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	$185,000	$161,618
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	270,000	270,754
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	225,000	237,339
Lee County, FL, Airport Rev., 5.5%, 10/01/2056	345,000	363,889
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2044	140,000	141,744
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), 5%, 11/15/2049	455,000	447,162
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	940,000	908,887
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	240,000	240,277
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	295,000	299,845
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	1,245,000	1,062,175
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055	830,000	871,455
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	533,724
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	135,000	137,298
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	125,000	125,065
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	113,936
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	99,075
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 2.65%, 5/01/2016 (a)(d)	445,000	169,100
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	1,635,000	1,418,653
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	1,100,000	1,142,351
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	495,000	228,571
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	150,000	145,717
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	570,000	464,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	$475,000	$418,548
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	180,044
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	330,000	321,532
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	190,000	191,836
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	270,546
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	95,000	95,029
Sarasota County, FL, Health Facility Authority, Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	110,000	105,416
Sarasota County, FL, Health Facility Authority, Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	200,000	182,526
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	125,000	96,789
South Miami, FL, Health Facilities Authority, Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	1,005,000	891,065
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	110,000	85,880
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	152,041	62,337
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	295,102
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	230,005
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	75,000	72,415
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	150,158
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	105,000	104,094
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	245,000	243,563
		$26,971,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – 3.1%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$372,000	$336,928
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	450,000	460,025
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	105,000	101,768
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	100,000	101,717
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	450,000	423,975
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	145,000	145,120
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	155,000	155,055
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	960,000	1,032,668
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	287,090
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2043	210,000	213,026
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	695,000	705,434
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	190,000	190,012
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	365,000	374,305
Georgia Ports Authority Rev., 4%, 7/01/2052	420,000	389,724
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,605,000	1,657,803
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	100,000	99,141
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	325,000	324,892
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	535,000	544,081
		$7,542,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Hawaii – 0.5%
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054	$805,000	$859,235
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	100,000	99,515
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	125,000	122,527
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	125,000	113,298
		$1,194,575
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$115,000	$115,020
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	105,000	105,580
		$220,600
Illinois – 10.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$960,490
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	530,000	483,535
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	460,000	404,071
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	190,000	160,316
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	100,000	100,600
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	100,000	100,511
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	220,000	218,694
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	260,000	253,952
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	2,350,000	2,376,178
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	500,000	524,545
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	400,000	388,282
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	680,000	695,790
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	155,000	140,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	$150,000	$133,779
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	480,000	442,015
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	1,210,000	1,240,367
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,495,000	1,543,388
Chicago, IL, General Obligation, “A”, BAM, 6%, 1/01/2046	1,290,000	1,413,462
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	1,520,000	364,872
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	2,565,000	941,337
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	290,000	302,028
Chicago, IL, O’Hare International Airport, Senior Special Facilities Rev. (Trips Obligated Group), 5%, 7/01/2048	490,000	487,555
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	395,000	391,770
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	220,000	217,263
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	1,605,000	1,650,284
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2047	905,000	910,901
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	189,000	189,162
Illinois Finance Authority Rev. (Ascension Health), “C”, 4%, 2/15/2041	5,000	4,911
Illinois Finance Authority Rev. (Ascension Health), “C”, 5%, 2/15/2041	320,000	322,449
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	45,000	45,881
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	55,000	54,916
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	30,000	28,689
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	60,000	55,231
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	55,000	48,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	$805,000	$779,305
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	475,000	416,209
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	715,000	747,861
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	5,000	5,048
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	145,000	139,956
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	120,000	117,169
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	110,000	104,573
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	655,000	557,674
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	180,000	169,472
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	45,000	41,592
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	230,002
State of Illinois, General Obligation, 4.5%, 11/01/2039	255,000	255,143
State of Illinois, General Obligation, 5%, 11/01/2040	755,000	758,242
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	1,605,000	1,674,998
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	292,083
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	720,000	724,198
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	715,000	714,945
		$25,325,068
Indiana – 2.0%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$1,150,000	$1,255,658
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	295,000	299,273
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indiana, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	1,205,000	1,213,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	$1,405,000	$1,418,665
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	250,000	252,153
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	335,000	331,838
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Senior Rev., “E”, 6.125%, 3/01/2057	190,000	198,165
		$4,969,084
Iowa – 0.3%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	$75,000	$75,235
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	130,000	124,040
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	565,000	449,975
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	165,000	23,673
		$672,923
Kansas – 0.9%
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	$165,000	$157,778
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	85,000	86,007
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	75,000	75,759
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	100,000	100,454
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	285,000	227,128
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 5.5%, 6/01/2060	230,000	229,903
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	300,000	305,152
Wichita, KS, Health Care Facilities Rev. (Larksfield Place), “VII-A”, 6.75%, 6/01/2060	375,000	383,592
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	150,000	148,743
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	180,000	159,127
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	65,000	65,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	$360,000	$360,108
		$2,298,835
Kentucky – 1.6%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$270,000	$266,005
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	650,000	549,135
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	165,000	131,382
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	555,000	394,858
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	372,389
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	377,726
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	140,000	120,295
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	250,000	250,916
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	165,000	165,386
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	205,000	205,249
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	725,000	743,960
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	160,000	147,557
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	260,000	236,553
		$3,961,411

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – 2.7%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$1,025,000	$842,437
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	250,000	229,396
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	217,505	199,327
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	255,000	230,848
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	90,000	89,438
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	325,000	322,485
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	265,000	249,325
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	170,384
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	651,579
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	480,000	350,399
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	230,000	167,900
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	840,000	862,945
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	215,000	214,152
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	890,000	897,244
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	1,240,000	932,925
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	250,000	260,548
		$6,671,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2048	$445,000	$439,313
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2053	610,000	586,413
		$1,025,726
Maryland – 0.8%
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$205,000	$206,694
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	100,000	99,538
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	240,000	226,951
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	125,000	96,211
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	285,000	288,394
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	480,000	484,392
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	1,795,000	476,515
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	135,000	135,040
		$2,013,735
Massachusetts – 2.1%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$60,000	$60,071
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	40,000	37,423
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	1,055,017	11
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	460,000	401,894
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	302,739
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	100,000	91,617
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	175,000	177,230
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), 6%, 10/01/2049	100,000	108,216
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	130,000	129,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	$655,000	$629,687
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2065	185,000	189,371
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	105,000	103,526
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	120,000	114,974
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	340,000	343,233
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	850,000	734,774
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	225,000	149,996
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	710,000	580,784
Massachusetts Educational Financing Authority, Education Loan Rev., “D”, 5%, 7/01/2054	405,000	383,450
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	415,000	322,424
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	255,000	186,830
		$5,048,068
Michigan – 0.7%
Board of Regents of Eastern Michigan University, General Rev., “A”, 4%, 3/01/2047	$500,000	$437,590
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	45,000	44,827
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	110,000	97,709
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 6.125%, 11/01/2060	875,000	875,174
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2061	210,000	212,856
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5.75%, 12/01/2050	100,000	108,264
		$1,776,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – 0.9%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	$115,000	$107,779
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	285,000	249,379
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	210,000	204,714
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	310,000	313,795
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	235,000	211,192
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	240,000	240,399
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5.125%, 10/01/2048	750,000	745,513
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	105,000	99,133
		$2,171,904
Mississippi – 0.8%
Mississippi Development Bank, Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	$215,000	$213,504
Mississippi Development Bank, Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	105,000	100,428
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	215,000	213,670
University of Mississippi Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,635,000	1,499,160
		$2,026,762
Missouri – 1.1%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	$940,000	$942,141
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	100,000	100,592
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	425,000	420,498
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	397,368
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	80,009

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	$55,000	$54,423
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	127,087
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	55,000	53,711
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	185,000	179,035
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	405,000	361,296
		$2,716,160
Montana – 0.2%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$455,000	$461,247
Nevada – 0.4%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	$265,000	$265,035
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	205,000	197,886
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	175,000	161,471
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	275,000	254,855
		$879,247
New Hampshire – 2.7%
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	$270,000	$280,826
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	929,169	944,476
National Finance Authority, NH, Municipal Certificates, “4-A”, 4.182%, 11/20/2039	1,044,600	1,035,184
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	595,000	539,377
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX), Capital Appreciation, 0%, 12/15/2032	639,000	414,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	$375,000	$374,528
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, TX), 5.95%, 12/01/2031	444,000	444,081
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	792,588	570,930
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, TX), Capital Appreciation, 0%, 12/15/2033	630,000	398,968
New Hampshire National Finance Authority, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	1,170,000	1,184,429
New Hampshire National Finance Authority, Municipal Certificates, “2-A”, 4%, 10/20/2036	535,310	531,503
		$6,718,312
New Jersey – 3.2%
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	$275,000	$282,072
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	70,160
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	420,471
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	213,522
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	935,000	938,098
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	430,000	453,965
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	250,367
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	365,000	373,043
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.5%, 12/01/2039	310,000	302,199
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,120,000	1,106,484
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	110,000	104,432
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	70,000	69,973
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., “1C”, 5.5%, 12/01/2055	135,000	136,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverview Towers Apartments), “B”, GNMA, 5.25%, 12/20/2065	$960,441	$1,034,625
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	735,000	728,232
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	525,000	375,212
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	1,375,000	939,834
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	205,000	188,391
		$7,987,500
New York – 10.3%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$1,155,000	$1,153,734
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	215,000	198,101
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (z)	140,000	140,051
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	365,096
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	305,000	307,506
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5.25%, 12/01/2052	805,000	808,506
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	475,000	395,222
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	345,000	364,505
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,705,000	1,706,349
New York Metropolitan Transportation Authority Rev. (Green Bonds), “A-1”, 4%, 11/15/2052	155,000	133,744
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	815,000	846,197
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	740,000	758,741
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	475,000	502,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	$300,000	$307,821
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	800,000	808,575
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	1,570,000	1,588,575
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 6%, 6/30/2054	1,460,000	1,518,310
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	2,070,000	2,079,386
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	2,200,000	2,228,303
New York, NY, City Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	465,000	463,610
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-1”, 4.75%, 11/01/2048	1,085,000	1,094,174
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “G”, 4.95%, 11/01/2058	430,000	430,131
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	699,265	720,358
New York, NY, Mortgage Agency Homeowner Rev., 4.7%, 10/01/2038	355,000	362,419
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	530,000	473,458
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	425,000	355,510
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	1,005,000	1,063,484
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	130,000	113,486
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	180,000	150,892
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	210,000	167,886
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	355,000	279,272
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	390,000	300,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	$360,000	$274,770
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	300,000	227,411
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	1,440,000	1,450,140
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	920,000	921,599
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	130,000	134,153
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	230,000	247,826
		$25,442,333
North Carolina – 0.4%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$375,000	$311,735
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	110,000	111,300
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	75,000	75,084
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	125,000	124,428
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	250,000	247,221
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	170,000	167,703
		$1,037,471
North Dakota – 0.7%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	$135,000	$136,575
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	230,000	232,067
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	575,000	568,265
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	330,000	325,382
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	70,000	61,885

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Dakota – continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	$540,000	$458,363
		$1,782,537
Ohio – 3.8%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$1,915,000	$1,518,827
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	80,000	80,648
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	220,000	211,881
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	85,000	80,127
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2050	1,635,000	1,724,759
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	415,000	411,697
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	565,000	529,268
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	300,000	300,059
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	1,530,000	1,530,676
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	295,000	273,094
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	95,000	78,569
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	130,000	120,811
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	120,000	122,010
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	175,000	180,465
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	605,000	609,364
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	195,000	199,376
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	250,000	262,737
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	890,000	897,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	$345,000	$345,138
		$9,477,260
Oklahoma – 1.7%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$440,000	$300,866
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	230,000	180,073
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	15,000	14,329
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	530,000	543,184
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	535,000	547,803
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	400,000	404,774
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	360,000	363,167
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	400,000	394,820
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	1,315,000	1,318,942
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	135,000	149,041
		$4,216,999
Oregon – 0.9%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	$915,000	$702,248
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	410,000	304,781
Oregon Facilities Authority Rev. (Willamette University Projects), “A”, 4%, 10/01/2051	300,000	235,438
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	450,000	430,380
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	530,000	450,813
		$2,123,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – 9.5%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	$150,000	$142,733
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	1,230,000	1,293,770
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	1,380,000	1,275,667
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	100,000	101,916
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	100,000	102,569
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	120,000	120,331
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	245,000	246,800
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	175,000	175,247
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	367,000	388,776
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,874,000	1,759,879
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	936,000	700,801
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	405,000	429,832
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	805,000	657,046
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	84,887
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	163,253
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2056	355,000	357,654
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	100,000	109,230
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,309
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	50,000	50,902
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	100,000	96,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	$1,850,000	$1,165,979
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	205,000	188,844
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	205,000	141,675
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,435,000	1,409,028
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	300,000	302,490
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	1,075,000	457,975
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	495,000	105,153
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	1,000,000	1,003,323
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	815,000	883,424
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,145,000	1,141,604
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 6/30/2042	1,255,000	1,255,461
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	415,000	354,000
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	245,000	232,709
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	325,000	327,354
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	475,000	475,884
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	717,973	762,738
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	470,363	497,210
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	305,000	320,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	$100,000	$100,204
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	285,000	285,215
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	235,000	232,994
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	335,000	335,207
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	96,800
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	335,000	336,941
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	240,000	242,723
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	280,000	283,578
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	405,000	410,756
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	220,000	220,049
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	245,000	241,292
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	350,000	318,678
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	150,000	154,132
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	885,000	763,201
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	30,000	30,117
		$23,340,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – 2.7%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	$804,000	$752,204
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	105,000	104,410
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	10,000	10,003
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	125,000	125,061
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	490,000	495,605
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	67,059	48,097
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	511,449	372,023
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	70,000	69,146
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	125,000	120,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	197,000	187,826
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,543,000	2,470,029
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	507,000	501,256
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	5,000	4,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	93,000	88,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,498,000	1,151,981
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	252,000	89,824
		$6,591,148

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – 0.5%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	$980,000	$943,628
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	95,000	94,078
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2037	265,000	257,004
		$1,294,710
South Carolina – 4.1%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$610,000	$617,473
Dorchester County, SC, Summers Corner Improvement District, Assessment Rev., 5.25%, 10/01/2043	415,000	418,416
Dorchester County, SC, Summers Corner Improvement District, Assessment Rev., 5.5%, 10/01/2051	1,115,000	1,098,334
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	210,000	211,641
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.625%, 6/15/2060	755,000	760,125
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	90,095
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	75,000	71,584
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	40,000	36,487
South Carolina Jobs-Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	103,512
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	110,000	110,162
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	170,000	171,041
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	120,000	120,052
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	300,000	271,971
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	165,000	143,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	$770,000	$774,752
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	310,000	295,928
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	240,000	220,832
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, AGM, 5%, 12/01/2054	3,990,000	4,102,143
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	490,000	493,341
		$10,111,148
Tennessee – 2.9%
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	$130,000	$130,756
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	250,000	260,741
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	425,000	442,260
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2056	310,000	325,270
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	666,015	664,014
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	2,060,000	2,189,073
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	500,000	503,160
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,250,000	1,286,590
Tennessee Housing Development Agency, Residential Finance Program Rev., “2A”, 4.7%, 7/01/2053	1,265,000	1,265,341
		$7,067,205
Texas – 8.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	$95,000	$95,080
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	150,000	140,379
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	155,000	140,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	$240,000	$242,375
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	90,000	80,801
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	303,256
Arlington, TX, Higher Education Finance Corp., Education Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.25%, 8/15/2047	520,000	497,330
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	525,000	543,202
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	120,000	93,347
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	650,000	615,696
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	160,000	158,538
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	665,000	594,629
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	61,307
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	425,000	158,576
Houston, TX, Airport System Refunding Rev., “A”, AGM, 5.25%, 7/01/2053	515,000	530,287
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,106
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	820,000	873,136
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	100,000	101,575
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	100,000	97,003
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	145,000	144,984
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054	113,000	116,494
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	305,000	305,737
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	220,000	225,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	$110,000	$108,877
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	80,000	72,421
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	90,000	79,338
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	15,000	15,105
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	35,000	35,442
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	45,000	42,595
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	110,000	102,167
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	195,000	189,317
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	445,000	445,521
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	785,000	680,851
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	1,000,000	1,028,460
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	1,181,836	1,021,659
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.25%, 9/01/2053	1,225,000	1,250,827
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	2,140,000	2,338,260
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	505,000	527,275
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	480,000	520,482
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	470,000	471,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	$115,000	$52,767
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055	5,165,000	5,561,209
		$20,764,204
U.S. Virgin Islands – 0.7%
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	$800,000	$794,527
Virgin Islands Public Finance Authority, Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	425,000	404,340
Virgin Islands Public Finance Authority, Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	410,000	411,208
		$1,610,075
Utah – 0.9%
MIDA Mountain Village, UT, Public Infrastructure District, Tax Allocated Rev., “1”, 5.75%, 6/01/2060	$175,000	$178,173
Pine View, UT, Public Infrastructure District No. 2, Special Assessment (Firelight Assessment Area No. 1), 6.25%, 12/01/2055	198,516	199,620
Salt Lake County, UT, Copper Rim Infrastructure Financing District, Utah Special Assessment (Copper Rim Assessment Area), 6.125%, 12/01/2054	113,525	116,952
Sawmill Infrastructure Financing District, UT, Special Assessment Rev. (Sawmill Assessment Area), 6%, 12/01/2054	194,184	201,354
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	475,000	410,210
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	100,000	96,118
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	150,000	131,420
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	238,473	243,899
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	730,400	742,853
		$2,320,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – 0.8%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$120,000	$121,145
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	1,245,000	1,346,052
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	35,000	34,934
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	335,000	327,649
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	150,000	132,731
		$1,962,511
Virginia – 2.0%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), “A”, 5%, 10/01/2052	$145,000	$141,666
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	210,000	169,875
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	255,000	277,680
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	115,936
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	285,000	271,892
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	210,000	210,336
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	890,000	969,740
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	975,000	917,450
Virginia Small Business Financing Authority Rev. (Pinnacle Living), 5%, 6/01/2052	190,000	177,900
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	100,000	97,167
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 5.25%, 7/01/2053	1,225,000	1,280,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	$355,000	$370,155
		$4,999,873
Washington – 3.2%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$860,000	$838,448
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	225,000	229,024
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	290,000	292,273
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	560,000	519,391
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	210,000	213,015
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	100,000	101,436
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5.375%, 7/01/2045	125,000	132,303
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	100,000	89,321
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cougar Creek Project), “A”, 4.5%, 10/01/2042	540,000	547,032
Washington State Housing Finance Commission, Municipal Certificates, “1-A”, 4.22%, 3/01/2050	224,585	218,923
Washington State Housing Finance Commission, Municipal Certificates, “A”, 3.5%, 12/20/2035	1,033,662	997,245
Washington State Housing Finance Commission, Municipal Certificates, “X”, 0.726%, 12/20/2035 (i)	4,187,575	149,592
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	140,000	138,576
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	160,000	119,487
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	125,000	88,347
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2061	1,440,000	1,451,037
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	92,830
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	140,000	140,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	$225,000	$217,108
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	260,000	239,159
Washington State Housing Finance Commission, Nonprofit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	215,000	228,710
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	470,000	479,225
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	240,000	241,655
		$7,764,717
West Virginia – 0.8%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$95,000	$88,362
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	103,000	109,299
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	185,000	186,231
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	1,068,000	241,124
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	495,000	534,678
West Virginia Hospital Finance Authority, Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	750,000	712,093
		$1,871,787
Wisconsin – 9.2%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027 (a)(d)	$130,000	$71,500
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032 (a)(d)	205,000	112,750
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037 (a)(d)	110,000	60,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039 (a)(d)	$110,000	$60,500
Wisconsin Health & Educational Facilities Authority Rev. (Aspirus, Inc. Obligated Group), 4%, 8/15/2048	2,000,000	1,767,348
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	365,000	388,135
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	965,000	823,874
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	80,000	80,180
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	190,000	167,075
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	75,000	75,313
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	150,000	140,750
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	450,000	398,743
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	225,000	226,808
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	390,000	296,400
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	565,000	507,278
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	945,000	807,928
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	325,000	325,255
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	275,000	217,840
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	5,000	5,265
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	796,030	660,382
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	190,000	190,160
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,575,000	2,575,647
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	155,000	134,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	$300,000	$319,201
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2060	205,000	183,142
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	235,000	230,300
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	355,000	360,665
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	75,000	75,015
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	110,000	103,905
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	285,000	269,129
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	40,000	40,533
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	400,000	376,466
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	1,205,000	1,218,302
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	190,000	144,877
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	155,000	155,138
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	150,000	150,066
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	200,000	181,539
Wisconsin Public Finance Authority, Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,995,000	1,702,609
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	735,000	561,337
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	1,070,000	781,100
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	620,000	642,790
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	275,000	280,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	$405,000	$420,110
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	100,000	85,570
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	870,000	889,290
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	125,000	125,834
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	135,000	135,569
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	395,000	392,732
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	270,000	259,271
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	1,105,000	850,235
Wisconsin Public Finance Authority, Special Facility Convertible Rev. (Million Air Three General Aviation Facilities Project), “B”, 7%, 9/01/2054	100,000	105,594
Wisconsin Public Finance Authority, Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	100,000	103,138
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	100,000	100,507
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	115,000	112,901
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	170,000	173,990
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	130,000	129,078
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	255,000	242,461
Wisconsin Public Finance Authority, Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	335,000	232,059
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	345,000	335,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	$170,000	$84,037
		$22,648,760
Total Municipal Bonds (Identified Cost, $336,321,344)		$324,297,356
Other Municipal Bonds – 0.5%
Multi-Family Housing Revenue – 0.5%
Affordable Housing Tax-Exempt, Pass-Thru Trust Certificates, “1”, 6%, 10/05/2040	$797,310	$806,484
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.305%, 7/25/2041 (i)(n)	1,016,292	88,344
FRETE 2023-ML16 Trust, “A”, 4.632%, 7/25/2038	383,255	386,973
Total Other Municipal Bonds (Identified Cost, $1,260,925)		$1,281,801
Bonds – 0.1%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$140,000	$140,929
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$340,000	$208,510
Total Bonds (Identified Cost, $372,804)		$349,439
Escrow Interests (e) – 0.1%
Healthcare Revenue - Long Term Care – 0.1%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$100,000	$22,300
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	190,000	42,370
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	190,000	42,370
Total Escrow Interests (Identified Cost, $106,309)		$107,040
Preferred Stocks – 0.0%
Utilities – 0.0%
AES Guayama Holdings B.V. (Identified Cost, $29,247)	11,249	$112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $12,082,661)	12,082,103	$12,083,311

Other Assets, Less Liabilities – 1.9%		4,697,456

Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value (issued by the fund) – (39.3)%		(96,700,000)
Net assets applicable to common shares – 100.0%		$246,116,515

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$12,083,311 and $326,035,748, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,610,551, representing 18.1% of net assets applicable to common shares.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	7/14/2016	$140,001	$140,051
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017	746,292	8,437
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	835,468	10
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1/16/2019	177,799	175,138

Portfolio of Investments (unaudited) – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	1/16/2019	$116,670	$113,197
Total Restricted Securities			$436,833
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/26 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $338,090,629)	$326,035,748
Investments in affiliated issuers, at value (identified cost, $12,082,661)	12,083,311
Cash	1,280
Receivables for
Investments sold	328,959
Interest	5,040,635
Receivable from investment adviser	13,514
Other assets	27,534
Total assets	$343,530,981
Liabilities
Payables for
Distributions on common shares	$39,957
When-issued investments purchased	240,568
Interest expense	340,861
Payable to affiliates
Administrative services fee	312
Transfer agent and dividend disbursing costs	866
Payable for independent Trustees' compensation	1,196
Accrued expenses and other liabilities	90,706
RVMTP shares, at liquidation value of $96,700,000	96,700,000
Total liabilities	$97,414,466
Net assets applicable to common shares	$246,116,515
Net assets consist of
Paid-in capital - common shares	$280,191,728
Total distributable earnings (loss)	(34,075,213)
Net assets applicable to common shares	$246,116,515
RVMTP shares, at liquidation value of $96,700,000 (967 shares issued and outstanding at $100,000 per share)	96,700,000
Net assets including preferred shares	$342,816,515
Common shares of beneficial interest issued and outstanding (unlimited number of shares authorized)	41,187,631
Net asset value per common share (net assets of $246,116,515 / 41,187,631 shares of beneficial interest outstanding)	$5.98
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/26 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$8,581,915
Dividends from affiliated issuers	87,996
Other	47
Total investment income	$8,669,958
Expenses
Management fee	$1,216,917
Transfer agent and dividend disbursing costs	17,618
Administrative services fee	27,753
Independent Trustees' compensation	6,469
Stock exchange fee	19,907
Custodian fee	22,632
Shareholder communications	13,285
Audit and tax fees	48,878
Legal fees	2,668
Interest expense and fees	2,022,281
Miscellaneous	35,839
Total expenses	$3,434,247
Reduction of expenses by investment adviser	(150,961)
Net expenses	$3,283,286
Net investment income (loss)	$5,386,672
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(778,362)
Affiliated issuers	23
Net realized gain (loss)	$(778,339)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(649,760)
Affiliated issuers	596
Net unrealized gain (loss)	$(649,164)
Net realized and unrealized gain (loss)	$(1,427,503)
Change in net assets from operations	$3,959,169
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$5,386,672	$10,417,248
Net realized gain (loss)	(778,339)	(3,740,483)
Net unrealized gain (loss)	(649,164)	(1,010,765)
Change in net assets from operations	$3,959,169	$5,666,000
Distributions to common shareholders	$(5,931,019)	$(11,161,848)
Total change in net assets	$(1,971,850)	$(5,495,848)
Net assets applicable to common shares
At beginning of period	248,088,365	253,584,213
At end of period	$246,116,515	$248,088,365
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/26 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$3,959,169
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(21,553,689)
Proceeds from disposition of investment securities	43,330,296
Purchase of short-term investments, net	(11,566,888)
Realized gain/loss on investments	778,362
Unrealized appreciation/depreciation on investments	649,164
Net amortization/accretion of income	167,935
Decrease in interest receivable	306,326
Decrease in accrued expenses and other liabilities	(37,979)
Increase in receivable from investment adviser	(5,866)
Increase in other assets	(20,827)
Decrease in payable for interest expense	(121,959)
Net cash provided by operating activities	$15,884,044
Cash flows from financing activities:
Cash distributions paid on common shares	$(5,932,764)
Payment for redemption of floating rate certificates	(9,950,000)
Net cash used by financing activities	$(15,882,764)
Net increase in cash and restricted cash	$1,280
Cash and restricted cash:
Beginning of period	$—
End of period	$1,280
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2026 for interest was $2,144,240.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Common Shares	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$6.02	$6.16	$5.26	$5.45	$7.37	$7.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.22	$0.22	$0.25	$0.29
Net realized and unrealized gain (loss)	(0.03)	(0.12)	0.92	(0.19)	(1.91)	0.30
Total from investment operations	$0.10	$0.13	$1.14	$0.03	$(1.66)	$0.59
Less distributions declared to common shareholders
From net investment income	$(0.14)	$(0.27)	$(0.24)	$(0.22)	$(0.26)	$(0.31)
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.14)	$(0.27)	$(0.24)	$(0.22)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$5.98	$6.02	$6.16	$5.26	$5.45	$7.37
Market value, end of period	$5.39	$5.41	$5.60	$4.43	$4.77	$6.90
Total return at market value (%)	2.21 (n)	1.64	32.21	(3.10)	(27.72)	14.27
Total return at net asset value (%) (j)(r)(s)(x)	2.00 (n)	2.82	22.48	0.70	(22.68)	8.62
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions	2.80 (a)	2.96	3.27	3.19	1.82	1.45
Expenses after expense reductions	2.68 (a)	2.83	3.15	3.08	1.81	N/A
Net investment income (loss)	4.40 (a)	4.26	3.72	3.85	3.83	3.86
Portfolio turnover rate	2 (n)	14	14	28	20	15
Net assets at end of period (000 omitted)	$246,117	$248,088	$253,584	$216,787	$224,500	$303,595
Supplemental Ratios (%):
Ratios of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (l)	1.03 (a)	1.03	1.07	1.09	1.05	1.01
Ratios of expenses to average net assets applicable to common and preferred shares after expense reductions and excluding interest expense and fees (l)	0.74 (a)	0.74	0.74	0.74	0.74	0.74

Financial Highlights – continued
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Senior Securities:
RVMTP shares	967	967	967	1,138	1,138	1,138
Asset coverage per preferred share (k)	$354,516	$356,555	$362,238	$290,498	$297,276	$366,575
Asset coverage per $1 liquidation preference (v)	$3.55	$3.57	$3.62	$2.90	$2.97	$3.67
Involuntary liquidation preference per preferred share (m)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Average market value per preferred share (m)(u)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)
Calculated by subtracting the fund’s total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing by the total number of preferred shares outstanding.

(l)
Interest expense and fees include payments made to the holders of the floating rate certificates, interest expense paid to shareholders of RVMTP shares, and amortization of
RVMTP shares debt issuance costs, as applicable.

(m)	Amount excludes accrued unpaid distributions on preferred shares.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s preferred shares held at period end.
(v)
Calculated by subtracting the fund's total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing by the aggregate liquidation preference of preferred shares outstanding.

(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already

Notes to Financial Statements (unaudited) - continued
be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$112	$—	$112
Municipal Bonds	—	325,686,197	—	325,686,197
U.S. Corporate Bonds	—	349,439	—	349,439
Investment Companies	12,083,311	—	—	12,083,311
Total	$12,083,311	$326,035,748	$—	$338,119,059
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”.
For the six months ended April 30, 2026, the average payable to the holders of the settled floating rate certificates was $15,008,466 at a weighted average interest rate of 2.58%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended April 30, 2026, the related interest expense and fees amounted to $238,084 which is included in “Interest expense and fees” in the Statement of Operations. At April 30, 2026, the fund did not hold any self-deposited secondary market inverse floaters and, therefore, there was no payable to the holders of the floating rate certificates.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows.  Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments.  Restricted cash is presented in the fund's Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.

Notes to Financial Statements (unaudited) - continued
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/26
Cash	$1,280
Restricted cash included in Cash collateral posted	—
Restricted cash included in Cash pledged	—
Total cash and restricted cash in the Statement of Cash Flows	$1,280
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, accounting for secured borrowings, and non-deductible expenses that result from the treatment of preferred shares as equity for tax purposes.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$348,231
Tax-exempt income	14,633,396
Total distributions	$14,981,627

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$351,895,728
Gross appreciation	4,679,409
Gross depreciation	(18,456,078)
Net unrealized appreciation (depreciation)	$(13,776,669)
As of 10/31/25
Undistributed ordinary income	416,619
Undistributed tax-exempt income	2,892,102
Capital loss carryforwards	(21,655,016)
Other temporary differences	(358,958)
Net unrealized appreciation (depreciation)	(13,398,110)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,786,483)
Long-Term	(18,868,533)
Total	$(21,655,016)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average weekly net assets (including the value of preferred shares) and 6.32% of gross income. Gross income is calculated based on tax elections that generally include the amortization of premium and exclude the accretion of discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets (including the value of preferred shares).
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest expense on RVMTP shares, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), other interest expense, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed 0.74% annually of the fund’s average daily net assets (including the value of preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2027. For the six months ended April 30, 2026, this reduction amounted to $150,961, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund's common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2026, fees paid to MFSC amounted to $5,741.
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets (including the value of preferred shares).
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $6,998,385 and $35,558,825, respectively.
(5) Shares of Beneficial Interest
The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2026 and the year ended October 31, 2025, there were no transactions in fund shares.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $540 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$515,827	$24,486,236	$12,919,371	$23	$596	$12,083,311

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,996	$—
(8) Preferred Shares
The fund has 967 shares issued and outstanding of RVMTP shares. The outstanding RVMTP shares are redeemable at the option of the fund in whole or in part at the liquidation preference of $100,000 per share, plus accumulated and unpaid dividends, but generally for the purpose of decreasing the leverage of the fund. The RVMTP shares have a stated maturity date of 2051 but are subject to a mandatory early term redemption date of January 20, 2028, and at each 42 month anniversary from that date and subsequent extensions of the RVMTP shares, unless the holder(s) of the RVMTP shares agrees to retain the RVMTP shares. Otherwise, the RVMTP shares are subject to mandatory tender for remarketing to another purchaser. In the event the remarketing is unsuccessful, the RVMTP shares would be subject to redemption at the liquidation preference of $100,000 per share, plus accumulated and unpaid dividends. There is no assurance that the term of the RVMTP shares will be extended or that the RVMTP shares will be replaced with any other preferred shares or other form of leverage upon the redemption of the RVMTP shares. Dividends on the RVMTP shares

Notes to Financial Statements (unaudited) - continued
are cumulative and reset weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. During the six months ended April 30, 2026, the dividend rates on the RVMTP shares ranged from 2.48% to 4.85%. For the six months ended April 30, 2026, the average dividend rate was 3.66%.
In the fund’s Statement of Assets and Liabilities, the RVMTP shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid on the RVMTP shares are treated as interest expense and recorded as incurred. For the six months ended April 30, 2026, interest expense related to the dividends paid on RVMTP shares amounted to $1,783,475 and is included in “Interest expense and fees” in the Statement of Operations. Costs directly related to the issuance of the RVMTP shares are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are amortized into interest expense over the life of the RVMTP shares. The period-end carrying value for the RVMTP shares in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.
Under the terms of a purchase agreement between the fund and the investor in the RVMTP shares, the fund is subject to various investment restrictions. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the RVMTP shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).
The fund is required to maintain certain asset coverage with respect to the RVMTP shares as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of at least 200% with respect to the RVMTP shares after deducting the amount of such common share dividends. The fund may be subject to more stringent asset coverage levels which exceed the requirements under the 1940 Act and may change from time to time as agreed to by the fund and the holders of the RVMTP shares.
The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund

Notes to Financial Statements (unaudited) - continued
will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agency that rates the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.
(9) Subsequent Event
On December 10, 2025, the Board of Trustees of the fund approved a proposal to appoint abrdn Inc. (“Aberdeen”) as the fund’s new investment adviser, nominated five new trustees as a new board for the fund, and approved a proposal to issue additional common shares of the fund to accommodate separately proposed reorganizations, as discussed further below (collectively, the “Aberdeen Proposals”). The Aberdeen Proposals were approved by the fund’s shareholders at the Special Meeting of Shareholders held on April 2, 2026, and all other conditions agreed to between MFS and Aberdeen relating to the Aberdeen Proposals have been satisfied. In addition to the Aberdeen Proposals, the respective shareholders of the MFS High Income Municipal Trust, MFS High Yield Municipal Trust, and MFS Investment Grade Municipal Trust (each a “Target Fund”) approved a proposal to reorganize each Target Fund into the fund (the “Reorganizations”). It is anticipated that the Reorganizations will occur on or around June 5, 2026, and that Aberdeen will begin serving as the fund’s investment adviser and the new trustees will begin serving as the fund’s board on or around June 8, 2026.

Results of Shareholder Meeting (unaudited)
At the special meeting of shareholders of MFS Municipal Income Trust, which was held on March 11, 2026, and adjourned to April 2, 2026, the following actions were taken:
Item 1: To approve the issuance of additional common shares of beneficial interest of MFS Municipal Income Trust, in connection with the proposed reorganizations of each of MFS High Income Municipal Trust, MFS High Yield Municipal Trust, MFS Investment Grade Municipal Trust, and/or abrdn National Municipal Income Fund:
Number of Shares
For	Against/ Withheld/ Abstention
18,730,168	3,943,560
Item 2: To approve a new investment management agreement between MFS Municipal Income Trust and abrdn Inc.:
Number of Shares
For	Against/ Withheld/ Abstention
18,861,829	3,811,899
Items 3.1, 3.2, 3.3: To elect the following individuals as Trustees, elected by the holders of common and preferred shares together:
		Number of Shares
Item Number	Nominee	For	Against/ Withheld/ Abstention
3.1	Gordon Baird	18,871,541	3,802,187
3.2	Christian Pittard	18,899,766	3,773,962
3.3	Todd Reit	18,910,173	3,763,555
Items 3.4, 3.5: To elect the following individuals as Trustees, elected by the holders of preferred shares only:
		Number of Shares
Item Number	Nominee	For	Against/ Withheld/ Abstention
3.4	Nancy Yao	967	0
3.5	C. William Maher	967	0

Board Review of Investment
Advisory Agreement
MFS Municipal Income Trust
The Board has considered and approved an arrangement pursuant to which abrdn Inc. (“Aberdeen”) will serve as the new investment adviser to the Fund (the “Investment Advisory Agreement”) in connection with certain other business transactions relevant to the Fund, as described herein. Shareholders subsequently approved the Investment Advisory Agreement on April 2, 2026.
On December 10, 2025, MFS and abrdn Inc. (“Aberdeen”) and, for the purposes specified therein, Aberdeen Group plc, entered into a purchase agreement (the “Purchase Agreement”) pursuant to which Aberdeen would acquire certain assets and liabilities related to MFS’ business of providing investment management services with respect to the assets of the Fund and certain other registered investment companies (the “Business”) if certain closed-end fund reorganizations into the Fund  were approved (the “Reorganizations”), and upon satisfaction or waiver of certain other conditions. Under the Purchase Agreement, MFS agreed to transfer to Aberdeen, in exchange for a cash payment at the closing of the Transaction, and subject to certain conditions and exceptions, (i) all right, title and interest of MFS in and to the books and records relating to the Business of the Trusts; (ii); the historical investment performance records of the funds being reorganized; and (iii) the goodwill of the Business (the “Transaction”).
On December 9-10, 2025 (the “Contract Review Meeting”) the Board of Trustees of the Fund (the “Board”), including all of the non-interested (“independent”) Trustees, met to consider various factors relating to the Transaction, including whether to recommend to shareholders the approval of the Investment Advisory Agreement. In addition, independent Trustees met on several occasions together and separately with senior executives and other representatives of MFS and Aberdeen to discuss various aspects of the Transaction, including the Investment Advisory Agreement. The Trustees were assisted in their evaluation of the Investment Advisory Agreement by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from MFS and Aberdeen management. MFS had recommended that the Board approve the Investment Advisory Agreement in connection with its consideration of the broader Transaction.
In connection with their deliberations regarding the Investment Advisory Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by Aberdeen under the Investment Advisory Agreement, and other proposed arrangements between Aberdeen and the Fund, as appropriate.
In advance of the Contract Review Meeting and at the request of the independent Trustees, Aberdeen and MFS provided detailed information to the Board about the Investment Advisory Agreement and the broader Transaction, as well as information about Aberdeen and MFS. MFS and Aberdeen responded to questions and supplemental information requests from the Board in advance of and at the Contract

Board Review of Investment Advisory Agreement - continued
Review Meeting. In connection with their Contract Review Meeting, the Trustees received and relied upon materials that included, among other items: (i) general and financial information regarding Aberdeen and its affiliates; (ii) information about the Transaction and the Reorganizations; (iii) information regarding Aberdeen personnel and services to be provided to the Fund; (iv) information relating to Aberdeen’s investment advisory services and performance generally; (v) Aberdeen’s brokerage practices and allocation of portfolio transactions; (vi) information regarding the Fund’s fees, expenses and use of leverage; (vii) Aberdeen’s expected profitability with respect to their management of the Fund and other benefits; (viii) Aberdeen’s governance, oversight and compliance policies and procedures as proposed for the Fund; (ix) information relating to Aberdeen’s cybersecurity, artificial intelligence risk and business continuity; (x) information relating to Aberdeen’s affiliates and management of any potential conflicts of interest; (xi) and proposed services arrangements for the Fund. The Board also considered information it had previously received regarding Aberdeen and the proposed Transaction at meetings held earlier in the year. For purposes of evaluating the Investment Advisory Agreements, the Trustees also considered information about the Fund and MFS, received over the course of many years, as part of the Board’s annual 15(c) contract review process for the Fund, as well as additional information received from MFS in advance of the Contract Review Meeting, as described above. In addition, prior to the Contract Review Meeting, independent Trustees met with each trustee Nominee.
The Trustees’ conclusions to approve, and to recommend that shareholders approve, the Investment Advisory Agreement were based on a comprehensive consideration of all information provided to the Board and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. In reaching the decision to approve, and to recommend that shareholders approve, the Investment Advisory Agreement, the Board considered a number of factors, including, among others and in no order of priority:
Nature, extent, and quality of services
The Trustees received and considered various information regarding the nature, extent, and quality of the advisory services to be provided to the Fund under the applicable Investment Advisory Agreement by Aberdeen. With respect to Aberdeen, the most recent investment adviser registration forms were provided to the Trustees, as were responses to detailed requests submitted by the independent Trustees’ independent legal counsel on their behalf, as described above. The Trustees also had previously met with senior personnel across various departments of Aberdeen. The Trustees considered the information provided with respect to the proposed experienced portfolio management teams and other resources that would be dedicated to the Fund, as well as the investment philosophies and processes that would be followed by those individuals in managing the Fund. Further, the Trustees noted that Aberdeen has advised the Trustees that in transitioning the management of the Fund, Aberdeen would be focused on minimizing any disruption to the Fund and its shareholders and that it expects any repositioning of the Fund’s investment portfolio to be undertaken in a manner that minimizes transaction costs and mitigates adverse tax consequences. The Trustees noted that Aberdeen has substantial experience in assimilating closed-end funds into its family of funds.

Board Review of Investment Advisory Agreement - continued
The Trustees considered that Aberdeen and its affiliates managed 15 U.S. closed-end funds and 13 non-U.S. closed-end funds, totaling $26.1 billion in assets as of November 10, 2025. The Trustees additionally considered Aberdeen’s commitment to its asset management business, in particular its larger closed-end fund platform, its knowledge of the closed-end fund marketplace, and dedicated closed-end fund investor services professionals. They also considered that Aberdeen has extensive experience in managing municipal securities and currently manages another municipal closed-end fund, Aberdeen National Municipal Income Fund.
The Trustees noted Aberdeen’s and MFS’ representations that, if Aberdeen were approved as the Fund’s investment adviser, there would be no expected diminution in the nature, quality and extent of services provided to the Fund and its respective shareholders, including administrative, regulatory and compliance services. The Trustees further considered the valuation policies of Aberdeen and MFS and its anticipated impact on the Fund’s net asset value following the close of the transaction, noting MFS’ and Aberdeen’s representations that the policies were substantially similar and that any resulting impact was expected to be minimal.
Based on the foregoing and other relevant information reviewed, the Trustees concluded that they were satisfied with assurances from Aberdeen and MFS as to the expected nature, extent and quality of the services to be provided to the Fund under the Investment Advisory Agreement.
Investment performance
The Trustees considered the investment performance of Aberdeen advised closed-end funds, generally as well as the investment performance of other Aberdeen advised products, as the Trustees deemed relevant. The Trustees considered the performance of Aberdeen advised products with similar investment objectives and/or strategies as the as the Fund. The Trustees considered performance results for various periods ended September 30, 2025 and evaluated performance in comparison to similar Aberdeen advised products’ relevant benchmark index, as applicable, as well as against the Fund’s performance. The Trustees were generally satisfied with Aberdeen’s performance as an investment adviser with respect to those products with strategies and/or objectives comparable to those of the Fund.
Fees, Expenses and Economies of Scale
The Trustees considered that the Investment Advisory Agreement will have a different fee structure and different fee rates than the MFS Management Agreement. The Trustees considered that the investment advisory fee rate under the Investment Advisory Agreement will be computed with reference to the Fund’s average daily total Managed Assets[1] and that currently, under the MFS Advisory Agreement, the investment advisory fee rate is computed with reference to the relevant Fund’s average daily total net assets (including the value of preferred shares, if applicable). The Trustees therefore considered the current fees and expenses of the Fund, as compared to the expected fees and expenses after the Reorganization, on the basis of both net and Managed Assets.
The Trustees also considered that the total annual fund operating expenses (excluding interest payments on borrowed funds, dividends on preferred shares, and interest on tender option bonds, as applicable), after application of Aberdeen’s proposed expense limitation, would decrease (on both a Managed Asset and net asset basis) as compared to the current total annual fund operating expenses of the Fund. The Trustees noted

Board Review of Investment Advisory Agreement - continued
that the proposed expense limitation agreement for the Fund would remain in place for at least two years following the consummation of the Transaction and could only be changed with the approval of a majority of the independent Trustees.
The Trustees also considered the fees and expenses of the Fund, as managed by Aberdeen, as compared to those of the Fund as managed by MFS, in the event that the Reorganizations are completed but the Transaction is not consummated. The Trustees took into account the long-term viability of the Fund both as managed by Aberdeen in the event that the Transaction is consummated and as managed by MFS, in the event that the Transaction is not consummated. Additionally, the Trustees considered the anticipated fees and expenses of the Fund in the context of Broadridge Financial Solutions, Inc. expense peer groups last reviewed by the Trustees in connection with the Fund’s most recent contract renewal. The Trustees also evaluated the fees and expenses of other comparable funds that MFS and Aberdeen had deemed relevant in the context of the broader Transaction and as provided in response to the Trustees’ information request in advance of the Contract Review Meeting.
The Trustees also noted that while the Fund, as a closed-end fund, would not present the opportunity for economies of scale on its own, Aberdeen’s large platform presented opportunities for the Fund to receive the benefits of economies of scale through Aberdeen’s relationships with service providers and other operational efficiencies. The Trustees considered the ways in which Aberdeen may be able to achieve economies of scale for the Fund, but noted that there can be no assurances that economies of scale will be achieved by Aberdeen. Under the circumstances, the Board concluded that the proposed advisory fee for the Fund is not excessive and that the advisory fee structure is appropriate.
Profitability
The Trustees also considered information prepared by Aberdeen relating to Aberdeen’s costs and profits with respect to the Fund as well as Aberdeen’s methodologies used to determine and allocate costs to the Fund. The Trustees further noted the pro forma nature of the profitability information presented and that it was not possible to predict with certainty how Aberdeen’s profitability actually would be affected by becoming the investment adviser to the Fund but that they had been satisfied, based on their review of the projected profitability of Aberdeen, that the profitability from its relationship with the Fund would not be excessive.
Other Benefits to Aberdeen
The Trustees considered so-called “fall-out benefits” to Aberdeen such as reputational value derived from serving as investment manager to the Fund; the benefits from allocation of the Fund brokerage to improve trading efficiencies; and the fees that it and/or various affiliates would receive for providing administration and investor relations services and to the Fund, subject to approval by the Fund’s board of trustees. The Trustees considered that Aberdeen does not currently engage in commission sharing arrangements or “soft dollars” and would not do so with respect to their management of the Fund.
The Board concluded that, to the extent Aberdeen or its affiliates derive other benefits from its relationship with the Fund, those benefits are not so significant as to render Aberdeen’s fees excessive.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered that MFS has a financial interest under the Purchase Agreement in having the Board and shareholders approve the Investment Advisory Agreement.
Conclusion
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded to approve the Investment Advisory Agreement and recommend to shareholders the approval of the Fund’s Investment Advisory Agreement.
[1] “Managed Assets” means the total assets of the Combined Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MFM

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is disclosed as part of the financial statements included in Item 1 above.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)Not applicable to semi-annual report on Form N-CSR.

(b)In connection with a change in the Fund’s investment adviser from MFS Investment Management to abrdn Inc. (the “Adviser”), Jonathan Mondillo and Miguel Laranjeiro replaced Michael Dawson and Jason Kosty as the Fund’s portfolio managers effective as of June 8, 2026. The information required by paragraphs (a)(1), (a)(2), (a)(3), and (a)(4) of this Item for Jonathan Mondillo and Miguel Laranjeiro is as follows:

(a)(1) PORTFOLIO MANAGER BIOGRAPHIES

As of the date of filing this report, the members of the portfolio management team having the most significant responsibility for day-to-day management of the Fund are listed below.

Individual &	Past Business Experience	Served on Fund
Position		Since

Miguel Laranjeiro	Miguel Laranjeiro is an Investment Director within the Municipals team	2026
Investment Director	at Aberdeen where he is responsible for asset allocation and investment
	management decisions for the municipal suite of products, which
	includes infrastructure debt as well as both investment grade and below
	investment grade debt investments. Miguel’s experience includes
	municipal credit analysis in the high yield sector as well as high grade
	tax backed sectors. Miguel joined the company in 2018 from Alpine
	Woods Capital Investors where he was focused on credit analysis in the
	Public Finance sector for Alpine’s two municipal mutual funds, which
	were contracted with Aberdeen in connection with a transaction between
	Alpine and Aberdeen. Previously, Miguel worked for Thomson Reuters
	as an analyst focused primarily on Fundamentals Analysis in the
	Emerging Markets sectors.

Jonathan Mondillo	Jonathan Mondillo is Global Head of Fixed Income at Aberdeen. He is	2026
Global Head of Fixed Income	responsible for overseeing all public and private markets fixed income
	teams globally, which include DM Credit, EMD, Liquidity & Rates, and
	Private Credit. He is further responsible for five municipal bond and
	infrastructure debt funds that invest in both investment grade and high
	yield credits. Jonathan joined the firm in 2018 from Alpine Woods
	Capital Investors, LLC, when two mutual funds he managed were
	contracted with Aberdeen in connection with a transaction between
	Alpine and Aberdeen. Prior to that, Jonathan worked for Fidelity Capital
	Markets. Jonathan graduated with a B.S. in Finance from Bentley
	University.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS.

The following chart summarizes information regarding other accounts for which each portfolio manager has day-to- day management responsibilities. Accounts are grouped into the following three categories: (1) registered investment companies; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately. The figures in the chart below for the category of “registered investment companies” include the Fund. The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. The information in the table below is as of April 30, 2026.

				Number of
				Accounts
				Managed for
				Which	Total Assets for
				Advisory	Which
				Fee is Based	Advisory Fee is
Name of		Other Accounts		on	Based on
Portfolio Manager	Type of Accounts	Managed	Total Assets ($M)	Performance	Performance ($M)
Jonathan Mondillo1	Registered Investment Companies	5	$1,457.67	0	$0
	Pooled Investment Vehicles	5	$101,93	0	$0
	Other Accounts	11	$1,196.80	0	$0

Miguel Laranjeiro 1	Registered Investment Companies	5	$1,457.67	0	$0
	Pooled Investment Vehicles	5	$101.93	0	$0
	Other Accounts	11	$1,196.80	0	$0

1Includes accounts managed by the US Municipals Team and US Investment Grade Fixed Income Team, of which the portfolio manager is a member.

POTENTIAL CONFLICTS OF INTEREST

The Adviser and its affiliates (collectively referred to herein as “Aberdeen”) serve as investment advisers for multiple clients, including the Registrant and other investment companies registered under the 1940 Act and private funds (such clients are also referred to below as “accounts”). The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Registrant’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Registrant. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance-based fees with qualified clients. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Registrant also may be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities for the Registrant and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Registrant will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Registrant from time to time, it is the opinion of the Adviser that the benefits from the policies outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Registrant has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

With respect to non-discretionary model delivery accounts (including UMA accounts) and discretionary SMA accounts, abrdn Inc. will utilize a third party service provider to deliver model portfolio recommendations and model changes to the Sponsors. abrdn Inc. seeks to treat clients fairly and equitably over time, by delivering model changes to our service provider and investment instructions for our other discretionary accounts to our trading desk, simultaneously or approximately at the same time. The service provider will then deliver the model changes to each

Sponsor on a when-traded, randomized full rotation schedule. All Sponsors will be included in the rotation schedule, including SMA and UMA.

UMA Sponsors will be responsible for determining how and whether to implement the model portfolio or model changes and implementation of any client specific investment restrictions. The Sponsors are solely responsible for determining the suitability of the model portfolio for each model delivery client, executing trades and seeking best execution for such clients.

As it relates to SMA accounts, abrdn Inc. will be responsible for managing the account on the basis of each client’s financial situation and objectives, the day to day investment decisions, best execution, accepting or rejecting client specific investment restrictions and performance. The SMA Sponsors will collect suitability information and will provide a summary questionnaire for our review and approval or rejection. For dual contract SMAs, abrdn Inc. will collect a suitability assessment from the client, along with the Sponsor suitability assessment. Our third party service provider will monitor client specific investment restrictions on a day to day basis. For SMA accounts, model trades will be traded by the Sponsor or may be executed through a “step-out transaction,”- or traded away- from the client’s Sponsor if doing so is consistent with Aberdeen’s obligation to obtain best execution. When placing trades through Sponsor Firms (instead of stepping them out), we will generally aggregate orders where it is possible and in the client’s best interests. In the event we are not comfortable that a Sponsor can obtain best execution for a specific security and trading away is infeasible, we may exclude the security from the model.

Trading costs are not covered by the Wrap Program fee and may result in additional costs to the client. In some instances, step-out trades are executed without any additional commission, mark-up, or mark-down, but in many instances, the executing broker-dealer may impose a commission or a mark-up or mark-down on the trade. Typically, the executing broker will embed the added costs into the price of the trade execution, making it difficult to determine and disclose the exact added cost to clients. In this instance, these additional trading costs will be reflected in the price received for the security, not as a separate commission, on trade confirmations or on account statements. In determining best execution for SMA accounts, abrdn Inc. takes into consideration that the client will not pay additional trading costs or commission if executing with the Sponsor.

While UMA accounts are invested in the same strategies as and may perform similarly to SMA accounts, there are expected to be performance differences between them. There will be performance dispersions between UMAs and other types of accounts because Aberdeen does not have discretion over trading and there may be client specific restrictions for SMA accounts.

Aberdeen may have already commenced trading for its discretionary client accounts before the model delivery accounts have executed Aberdeen’s recommendations. In this event, trades placed by the model delivery clients may be subject to price movements, particularly with large orders or where securities are thinly traded, that may result in model delivery clients receiving less favorable prices than our discretionary clients. Aberdeen has no discretion over transactions executed by model delivery clients and is unable to control the market impact of those transactions.

Timing delays or other operational factors associated with the implementation of trades may result in non-discretionary and model delivery clients receiving materially different prices relative to other client accounts. In addition, the constitution and weights of stocks within model portfolios may not always be exactly aligned with similar discretionary accounts. This may create performance dispersions within accounts with the same or similar investment mandate.

(a)(3)

DESCRIPTION OF COMPENSATION STRUCTURE

Aberdeen’s remuneration policies are designed to support its business strategy as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for Aberdeen’s clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

Aberdeen’s policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The bonus is a single, fully discretionary variable pay award. The aggregate value of awards in any year is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards, which are payable to all members of staff, are determined by a rigorous assessment of achievement against defined objectives.

The variable pay award is composed of a mixture of cash and a deferred award, the portion of which varies based on the size of the award. Deferred awards are by default Aberdeen Group plc shares, with an option to put up to 50% of the deferred award into funds managed by Aberdeen. Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Aberdeen’s policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies. Any increase is generally to reflect inflation and is applied in a manner consistent with other Aberdeen employees; any other increases must be justified by reference to promotion or changes in responsibilities.

Annual Bonus

The Remuneration Committee determines the key performance indicators that will be applied in considering the overall size of the bonus pool. In line with practices amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

Aberdeen has a deferral policy which is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds managed by Aberdeen, to align the interest of portfolio managers with our clients.

Staff performance is reviewed formally at least once a year. The review process evaluates the various aspects that the individual has contributed to Aberdeen, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, Aberdeen takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations through key performance indicator scorecards. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts the team manages.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, Aberdeen also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

In rendering investment management services, the Adviser may use the resources of additional investment adviser subsidiaries of Aberdeen Group plc. These affiliates have entered into a memorandum of understanding (“MOU”) pursuant to which investment professionals from each affiliate may render portfolio management, research or trading services to Aberdeen clients. Each investment professional who renders portfolio management, research or trading services under a MOU or personnel sharing arrangement (“Participating Affiliate”) must comply with the provisions of the Advisers Act, the 1940 Act, the Securities Act of 1933, the Exchange Act, and the Employee Retirement Income Security Act of 1974, and the laws of states or countries in which the Adviser does business or has clients. No remuneration is paid by the Fund with respect to the MOU/personnel sharing arrangements.

(a)(4)
Dollar Range of Equity Securities in the
Registrant Beneficially Owned by the Portfolio
Manager as of June 8, 2026	None
Miguel Laranjeiro
Jonathan Mondillo	None
(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

11/01/25-11/30/25	0	N/A	0	4,118,763
12/01/25-12/31/25	0	N/A	0	4,118,763
01/01/26-01/31/26	0	N/A	0	4,118,763
02/01/26-02/28/26	0	N/A	0	4,118,763
03/01/26-03/31/26	0	N/A	0	4,118,763
04/01/26-04/30/26	0	N/A	0	4,118,763
Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2025 plan year is 4,118,763.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*

/S/ ALAN GOODSON

Alan Goodson, Principal Executive Officer

Date: June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ ALAN GOODSON

Alan Goodson, Principal Executive Officer

Date: June 12, 2026

By (Signature and Title)*

/S/ SHARON FERRARI

Sharon Ferrari, Principal Financial Officer Date: June 12, 2026

* Print name and title of each signing officer under his or her signature.